Related Party Transactions	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Related Party Transactions

13. Related Party Transactions

From 2011 to 2016, the Company retained TroyGould PC as outside corporate counsel. Sanford J. Hillsberg, the Chairman of Galena, is a senior lawyer with TroyGould PC. The Company incurred $209,000, $577,000, and $533,000 for services provided by TroyGould PC during the years ended December 31, 2016, 2015, and 2014, respectively. At December 31, 2015, Galena owed $20,000 to TroyGould PC. There was no payable to TroyGould PC as of December 31, 2016.